Summary of Liquid Assets by Type and Currency (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 561,580	$ 610,345
Securities received as collateral from securities financing and derivative transactions	306,458	274,791
Total liquid assets	$ 868,038	$ 885,136
% of total	100.00%	100.00%
Encumbered liquid assets	$ 326,374	$ 291,466
Unencumbered liquid assets	541,664	593,670
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	153,281	157,250
Securities received as collateral from securities financing and derivative transactions	123,806	122,112
Total liquid assets	$ 277,087	$ 279,362
% of total	32.00%	32.00%
Encumbered liquid assets	$ 113,486	$ 120,484
Unencumbered liquid assets	163,601	158,878
Canadian Dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	28,548	48,965
Total liquid assets	$ 28,548	$ 48,965
% of total	3.00%	6.00%
Encumbered liquid assets	$ 506	$ 628
Unencumbered liquid assets	28,042	48,337
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	15,214	17,133
Securities received as collateral from securities financing and derivative transactions	94,000	88,511
Total liquid assets	$ 109,214	$ 105,644
% of total	13.00%	12.00%
Encumbered liquid assets	$ 67,457	$ 68,175
Unencumbered liquid assets	41,757	37,469
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	38,760	28,650
Securities received as collateral from securities financing and derivative transactions		157
Total liquid assets	$ 38,760	$ 28,807
% of total	4.00%	3.00%
Encumbered liquid assets	$ 1,043	$ 1,161
Unencumbered liquid assets	37,717	27,646
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	40,697	38,099
Securities received as collateral from securities financing and derivative transactions	22,703	23,907
Total liquid assets	$ 63,400	$ 62,006
% of total	8.00%	7.00%
Encumbered liquid assets	$ 31,078	$ 33,364
Unencumbered liquid assets	32,322	28,642
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	19,507	11,657
Securities received as collateral from securities financing and derivative transactions	4,815	4,935
Total liquid assets	$ 24,322	$ 16,592
% of total	3.00%	2.00%
Encumbered liquid assets	$ 4,512	$ 3,659
Unencumbered liquid assets	19,810	12,933
Canadian Dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	10,555	12,746
Securities received as collateral from securities financing and derivative transactions	2,288	4,602
Total liquid assets	$ 12,843	$ 17,348
% of total	1.00%	2.00%
Encumbered liquid assets	$ 8,890	$ 13,497
Unencumbered liquid assets	3,953	3,851
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	408,299	453,095
Securities received as collateral from securities financing and derivative transactions	182,652	152,679
Total liquid assets	$ 590,951	$ 605,774
% of total	68.00%	68.00%
Encumbered liquid assets	$ 212,888	$ 170,982
Unencumbered liquid assets	378,063	434,792
Other than Canadian dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	66,094	84,777
Total liquid assets	$ 66,094	$ 84,777
% of total	8.00%	10.00%
Encumbered liquid assets	$ 180
Unencumbered liquid assets	65,914	$ 84,777
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	84,853	96,971
Securities received as collateral from securities financing and derivative transactions	9,656	4,620
Total liquid assets	$ 94,509	$ 101,591
% of total	11.00%	11.00%
Encumbered liquid assets	$ 15,228	$ 11,378
Unencumbered liquid assets	79,281	90,213
Other than Canadian dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	38,501	25,665
Securities received as collateral from securities financing and derivative transactions	38,388	32,006
Total liquid assets	$ 76,889	$ 57,671
% of total	9.00%	6.00%
Encumbered liquid assets	$ 47,653	$ 42,347
Unencumbered liquid assets	29,236	15,324
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	72,808	86,611
Securities received as collateral from securities financing and derivative transactions	64,449	54,614
Total liquid assets	$ 137,257	$ 141,225
% of total	16.00%	16.00%
Encumbered liquid assets	$ 63,688	$ 47,518
Unencumbered liquid assets	73,569	93,707
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	80,047	92,793
Securities received as collateral from securities financing and derivative transactions	15,838	7,924
Total liquid assets	$ 95,885	$ 100,717
% of total	11.00%	11.00%
Encumbered liquid assets	$ 29,487	$ 21,660
Unencumbered liquid assets	66,398	79,057
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	65,996	66,278
Securities received as collateral from securities financing and derivative transactions	54,321	53,515
Total liquid assets	$ 120,317	$ 119,793
% of total	13.00%	14.00%
Encumbered liquid assets	$ 56,652	$ 48,079
Unencumbered liquid assets	$ 63,665	$ 71,714